BUSINESS COMBINATIONS - Acquisition of Zhonghuan - Additional Information (Details) - Zhonghuan - CNY (¥) ¥ in Thousands		1 Months Ended
	Jul. 12, 2019	Apr. 30, 2020
Business Acquisition [Line Items]
Cash included in fair value of mandatorily redeemable non-controlling interest	¥ 193,983
Fair value of deemed issued shares	482,671
Fair value of contingently returnable consideration from seller	17,349
Fair value of contingent consideration payable to seller	49,890
Cash, cash equivalents	¥ 163,000
Acquired amortizable intangible assets, weighted average amortization period	3 years 8 months 12 days
Class A Ordinary Shares
Business Acquisition [Line Items]
Ordinary shares of the Company issued		22,315,135
Other Non-current Assets
Business Acquisition [Line Items]
Fair value of contingently returnable consideration from seller	¥ 17,000
Other Non-current Liabilities
Business Acquisition [Line Items]
Fair value of contingent consideration payable to seller	¥ 50,000
Maximum
Business Acquisition [Line Items]
Acquired amortizable intangible assets, estimated amortization period	7 years